Earnings (Loss) per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Reconciliation of the number of shares used for calculating basic and diluted earnings per common share
The calculation for basic and diluted EPS for the periods ended June 30 is as follows:

(in millions, except per share amounts)	Three Months		Six Months
	2015	2014	2015	2014
Amounts attributable to McGraw Hill Financial, Inc. common shareholders:
Income from continuing operations	$353	$286	$656	$528
Income from discontinued operations	—	6	—	12
Net income	$353	$292	$656	$540

Basic weighted-average number of common shares outstanding	273.1	271.5	273.3	271.7
Effect of stock options and other dilutive securities	2.6	4.6	2.7	5.0
Diluted weighted-average number of common shares outstanding	275.7	276.1	276.0	276.7

Earnings per share attributable to McGraw Hill Financial, Inc. common shareholders:
Income from continuing operations:
Basic	$1.29	$1.05	$2.40	$1.94
Diluted	$1.28	$1.04	$2.38	$1.91
Income from discontinued operations:
Basic	$—	$0.02	$—	$0.05
Diluted	$—	$0.02	$—	$0.05
Net income:
Basic	$1.29	$1.08	$2.40	$1.99
Diluted	$1.28	$1.06	$2.38	$1.95

The calculation for basic and diluted earnings (loss) per share is as follows:

(in millions, except per share data)	Year Ended December 31,
	2014	2013	2012
Amount attributable to McGraw Hill Financial, Inc. common shareholders:
(Loss) income from continuing operations	$(293)	$783	$651
Income (loss) from discontinued operations	178	593	(214)
Net (loss) income attributable to the Company	$(115)	$1,376	$437

Basic weighted-average number of common shares outstanding	271.5	274.5	278.6
Effect of stock options and other dilutive securities	—	5.3	6.0
Diluted weighted-average number of common shares outstanding	271.5	279.8	284.6

(Loss) income from continuing operations:
Basic	$(1.08)	$2.85	$2.33
Diluted	$(1.08)	$2.80	$2.29
Income (loss) from discontinued operations:
Basic	$0.66	$2.16	$(0.77)
Diluted	$0.66	$2.12	$(0.75)
Net (loss) income:
Basic	$(0.42)	$5.01	$1.57
Diluted	$(0.42)	$4.91	$1.53